DIVIDENDS	12 Months Ended
Jun. 30, 2024
DIVIDENDS
DIVIDENDS

5. DIVIDENDS

2734158 Ontario Inc. (“273 Ontario”)

During the year ended June 30, 2022, 273 Ontario paid dividends in the amount of $87,831, of which $34,737 was paid to the minority shareholders of 273 Ontario.

During the year ended June 30, 2023, there were no dividends paid to 273 Ontario.

During the year ended June 30, 2024, 273 Ontario paid dividends in the amount of $521,247, of which $206,153 was paid to the minority shareholders of 273 Ontario.